Retirement Benefit Plans - Movements in Present Value of Defined Benefit Obligation (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Remeasurement gains and losses:
Actuarial loss arising from experience adjustments	$ 483.9	$ 38.2	$ 297.1
Actuarial loss (gain) arising from changes in financial assumptions	(258.5)	694.6	544.3
Actuarial loss arising from changes in demographic assumptions		278.7
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Balance, beginning of year	12,480.5	11,318.1	10,265.3
Current service cost	145.0	132.8	134.5
Interest expense	185.6	213.0	228.4
Remeasurement gains and losses:
Actuarial loss arising from experience adjustments	483.9	38.2	297.1
Actuarial loss (gain) arising from changes in financial assumptions	(258.5)	694.6	544.3
Actuarial loss arising from changes in demographic assumptions		278.7
Benefits paid from plan assets	(261.9)	(194.9)	(146.1)
Benefits paid directly by the Company			(5.4)
Balance, end of year	$ 12,774.6	$ 12,480.5	$ 11,318.1